Accounts Payable and Accrued Liabilities Disclosure: Schedule of Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities
	2020 $	2019 $

Trade payables	18,698	24,804
GST payable	-	1,479
Accrued liabilities	22,942	19,239
	41,640	45,522